Earnings or Loss per CPO/Share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings or Loss per CPO/Share
Summary of weighted average for basic (loss) earnings per CPO/Share of outstanding total shares, CPOs and Series "A," Series "B," Series "D," and Series "L" Shares (not in the form of CPO units)

For the years ended December 31, 2025 and 2024, the weighted average for basic loss per CPO/Share of outstanding total shares, CPOs and Series “A,” Series “B,” Series “D,” and Series “L” Shares (not in the form of CPO units), was as follows (in thousands):

	2025	2024
Total Shares	313,478,311	317,805,944
CPOs	2,197,224	2,235,675
Shares not in the form of CPO units:
Series “A” Shares	56,402,405	56,231,339
Series “B” Shares	187	187
Series “D” Shares	239	239
Series “L” Shares	239	239

Summary of basic (loss) earnings per CPO and per each Series "A," Series "B," Series "D," and Series "L" Share (not in the form of a CPO unit) attributable to stockholders of the company

	2025				2024				2023
			Per				Per				Per
	Per CPO		Share (*)		Per CPO		Share (*)		Per CPO		Share (*)
Continuing operations	Ps.	(3.42)	Ps.	(0.03)	Ps.	(3.06)	Ps.	(0.03)	Ps.	(3.24)	Ps.	(0.03)
Discontinued operations		0.0		0.0		0.02		0.0		0.23		0.0
Basic loss per CPO/Share attributable to stockholders of the Company	Ps.	(3.42)	Ps.	(0.03)	Ps.	(3.04)	Ps.	(0.03)	Ps.	(3.01)	Ps.	(0.03)

(*) Series “A”, “B”, “D”, and “L” Shares not in the form of CPO units.

Summary of weighted average for diluted (loss) earnings per CPO/Share of outstanding total shares, CPOs and Series "A," Series "B," Series "D," and Series "L" Shares

For the years ended December 31, 2025 and 2024, the weighted average for diluted (loss) earnings per CPO/Share of outstanding total shares, CPOs and Series “A,” Series “B,” Series “D,” and Series “L” Shares (not in the form of CPO units), was as follows (in thousands):

	2025	2024
Total Shares	340,621,798	340,621,798
CPOs	2,387,500	2,387,500
Shares not in the form of CPO units:
Series “A” Shares	58,926,613	58,926,613
Series “B” Shares	2,357,208	2,357,208
Series “D” Shares	239	239
Series “L” Shares	239	239

Summary of diluted (loss) earnings per CPO and per each Series "A," Series "B," Series "D," and Series "L" Share (not in the form of a CPO unit) attributable to stockholders of the company

	2025				2024				2023
			Per				Per				Per
	Per CPO		Share (*)		Per CPO		Share (*)		Per CPO		Share (*)
Continuing operations	Ps.	(3.42)	Ps.	(0.03)	Ps.	(3.06)	Ps.	(0.03)	Ps.	(3.24)	Ps.	(0.03)
Discontinued operations		0.0		0.0		0.02		0.0		0.23		0.0
Diluted loss per CPO/Share attributable to stockholders of the Company	Ps.	(3.42)	Ps.	(0.03)	Ps.	(3.04)	Ps.	(0.03)	Ps.	(3.01)	Ps.	(0.03)

(*) Series “A”, “B”, “D”, and “L” Shares not in the form of CPO units.